JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Core Bond Portfolio

(All Share Classes)

(the “Portfolio”)

Supplement dated January 6, 2021

to the Summary Prospectuses and Prospectuses dated May 1, 2020

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard D. Figuly	2016	Managing Director
Justin Rucker	2019	Executive Director
Steven Lear	2021	Managing Director

In addition, the “The Portfolio’s Management and Administration — The Portfolio Managers” section of each Prospectus is deleted in its entirety and replaced with the following:

The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Portfolio. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Portfolio.

Richard Figuly, Managing Director, is the lead portfolio manager responsible for day-to-day management of the Portfolio. An employee of JPMIM or predecessor firms since 1993 and a portfolio manager for the Portfolio since March 2016, Mr. Figuly is a member of JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC) and head of GFICC’s Core Bond team responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. An employee of JPMIM since 2006 and a portfolio manager of the Portfolio since 2019, Justin Rucker, Executive Director, is a member of the GFICC group and a portfolio manager responsible for managing Long Duration and Core Bond institutional taxable bond portfolios. An employee of JPMIM since 2008 and a portfolio manager of the Portfolio since January 2021, Steven Lear, Managing Director and CFA charterholder, is the U.S. Chief Investment Officer within the GFICC team responsible for oversight and management of fixed income investment strategies in the U.S.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-JPMITCBP-PM-0121

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Core Bond Portfolio

(All Share Classes)

(the “Portfolio”)

Supplement dated January 6, 2021

to the Statement of Additional Information dated May 1, 2020, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the Portfolio is deleted in its entirety and replaced with the following:

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of December 31, 2019:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Portfolio
Richard Figuly	21	$63,476,727	12	$16,381,115	15	$5,926,272
Justin Rucker	12	45,733,966	7	13,065,239	23	8,365,288
Steven Lear**	5	21,155,930	4	5,315,130	12	2,255,507

The following table shows information on the other accounts managed by each portfolio manager of the Portfolios that have advisory fees wholly or partly based on performance as of December 31, 2019:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Bond Portfolio
Richard Figuly	0	$0	0	$0	1	$1,024,490
Justin Rucker	0	0	0	0	1	$1,024,490
Steven Lear**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

**	As of November 30, 2020.

SUP-SAI-JPMITCBP-PM-0121

In addition, effective immediately, the information in the “Portfolio Managers — Ownership of Securities” section of the Statement of Additional Information with respect to the Portfolio is deleted in its entirety and replaced with the following:

The following table indicates the dollar range of securities of each Portfolio beneficially owned by each Portfolio’s portfolio managers as of December 31, 2019, the Portfolios’ most recent fiscal year end. Aggregate Dollar Range, if applicable, includes the portfolio manager’s deferred compensation balance attributable to the Portfolio through participation in the Adviser’s deferred compensation plan, which reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of the Portfolio and accordingly, the economic equivalent of an investment in Portfolio shares.

Aggregate Dollar Range of Securities in the Portfolio
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Bond Portfolio
Richard Figuly	X
Justin Rucker	X
Steven Lear*	X

*	As of November 30, 2020.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE